Sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
1% Increase	₩ 442,748	₩ 416,956
1% Decrease	(386,147)	(363,820)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
1% Increase	(402,099)	(377,221)
1% Decrease	₩ 475,765	₩ 445,833